UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 01/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Focus Value Fund, Inc.

SEMI-ANNUAL REPORT
JANUARY 31, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Information ....................................................     7
Financial Statements:
  Schedule of Investments ................................................     8
  Statement of Assets and Liabilities ....................................    10
  Statement of Operations ................................................    11
  Statements of Changes in Net Assets ....................................    12
Financial Highlights .....................................................    13
Notes to Financial Statements ............................................    18
Proxy Results ............................................................    23
Officers and Directors ...................................................    23
BlackRock Fund Information ...............................................    24
Mutual Fund Family .......................................................    26


2       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter the new year with no relief. While most major market indexes managed to post positive returns in 2007, January proved to be a trying month as fears of an economic recession swelled.

The Federal Reserve Board (the "Fed"), after cutting interest rates 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. The Fed, responding to a slowing economy and continued fallout from the subprime mortgage crisis, cut interest rates 75 basis points in a rare unscheduled session on January 22, and quickly followed with another 50-basis-point cut at its regular meeting on January 30. This brought the target short-term interest rate to 3% as of the conclusion of this reporting period. In a statement accompanying its action, the central bank cited "a deepening housing contraction" and "considerable stress in the credit markets."

To be sure, subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The reverberations continue to be felt as stocks grapple with recession fears, heightened volatility and weakening earnings growth. Small-cap and value-oriented stocks suffered most in 2007, while large-cap and growth-oriented stocks fared better. International markets, which outperformed the U.S. in 2007, generally experienced greater declines in January as investors grew increasingly risk averse.

The reaction has been similar in fixed income markets, with fears related to the economic slowdown, housing collapse and subprime fallout prompting a flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.67% by the end of January, while prices correspondingly rose. The tax-exempt bond market set a new-issuance record in 2007, but has struggled with additional concerns around the creditworthiness of bond insurers.

Against this volatile backdrop, the major benchmark indexes posted mixed results for the current reporting period:

Total Returns as of January 31, 2008                                                    6-month     12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                            -4.32%       -2.31%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -7.51        -9.79
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        -7.52        +0.22
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                 +6.82        +8.81
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           +3.71        +4.93
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      +1.34        -0.44
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate the current uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's returns for the semi-annual period lagged that of the Russell 1000 Value Index.

      What factors influenced performance?

o Successful stock selection within industrials, notably Raytheon Co. and UAP Holding Corp., contributed positively to performance. Stock selection proved advantageous in various other industry groups as well. Key contributors included Peabody Energy Corp., Unilever NV, Anadarko Petroleum Corp. and The Kroger Co.

o In terms of sector allocation, our underweight position in financials benefited performance, as did an overweight in food products within consumer staples and pharmaceuticals within health care.

o Conversely, poor stock selection in the information technology, telecommunication services and health care sectors negatively impacted performance. Individual securities that detracted from the Fund's returns were Borland Software Corp., Alcatel SA, Qwest Communications International Inc. and Schering-Plough Corp. Underweighting utilities and energy also hurt performance, as did overweighting the problematic information technology sector.

      Describe recent portfolio activity.

o We increased the Fund's exposure to consumer discretionary, health care and telecommunication services. The largest purchases over the past six months included Walt Disney Co., AnnTaylor Stores Corp., Schering-Plough, Wyeth, Micron Technology Inc. and Kraft Foods, Inc.

o We reduced exposure to industrials and financials during the period. The largest sales included E.I. du Pont de Nemours & Co., XL Capital Ltd., Sprint Nextel Corp., Pfizer, Inc. and Kroger.

      Describe Fund positioning at period-end.

o As of January 31, 2008, the Fund was overweight versus its benchmark in information technology, consumer discretionary, telecommunication services and health care, and underweight in financials, utilities, energy, industrials and consumer staples.

o The U.S. economy has slowed, primarily due to the uncertainty in the credit markets. We believe there are a number of factors that will keep the downturn moderate. Aggressive monetary easing on the part of the Federal Reserve Board, fiscal stimulus, a strong global economy and pristine corporate balance sheets are all positives. However, we are mindful that weakness in the housing market, and in subprime lending, will depress the rate of growth.

o A good portion of the portfolio is invested in larger-capitalization, multinational companies given their strong cash flows, global diversification and shareholder-friendly capital allocation decisions. However, given the retreat in prices being experienced by stocks in the most economically sensitive sectors, we have begun to transition the portfolio in that direction.

Expense Example

                                              Actual                                                  Hypothetical**
                    ------------------------------------------------------    ------------------------------------------------------
                       Beginning          Ending                                 Beginning          Ending
                     Account Value     Account Value       Expenses Paid       Account Value     Account Value       Expenses Paid
                    August 1, 2007   January 31, 2008   During the Period*    August 1, 2007   January 31, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ....      $1,000            $883.80              $4.61              $1,000           $1,020.31            $ 4.94
Investor A .......      $1,000            $883.10              $6.03              $1,000           $1,018.80            $ 6.46
Investor B .......      $1,000            $879.20              $9.90              $1,000           $1,014.66            $10.61
Investor C .......      $1,000            $879.20              $9.66              $1,000           $1,014.92            $10.36
Class R ..........      $1,000            $880.20              $8.72              $1,000           $1,015.92            $ 9.35
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.97% for Institutional, 1.27% for Investor A, 2.09% for Investor B, 2.04% for Investor C and 1.84% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 1000(R) Value Index and the S&P 500(R) Index. Values are from January 1998 to January 2008:

                                                       Russell
                                                       1000(R)
                Institutional       Investor A           Value        S&P 500(R)
                     Shares*+         Shares*+         Index++          Index+++
1/98                  $10,000           $9,475         $10,000           $10,000
1/99                  $10,643          $10,058         $11,823           $13,249
1/00                  $14,919          $14,072         $12,180           $14,620
1/01                  $16,454          $15,485         $13,526           $14,488
1/02                  $16,144          $15,141         $12,623           $12,149
1/03                  $12,478          $11,680         $10,486            $9,352
1/04                  $17,807          $16,624         $14,219           $12,586
1/05                  $19,157          $17,840         $15,989           $13,370
1/06                  $21,235          $19,730         $18,103           $14,757
1/07                  $25,254          $23,406         $21,575           $16,899
1/08                  $22,597          $20,888         $20,414           $16,509

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests in a diversified portfolio of equity and fixed income securities, including municipal securities, of issues in weak financial condition or experiencing poor operating results that management of the Fund believes are undervalued relative to management's assessment of the current or prospective condition of such issuers.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Russell 1000 is a registered trademark of the Frank Russell Company.
+++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

Performance Summary for the Period Ended January 31, 2008

                                                                              Average Annual Total Returns*
                                                      ------------------------------------------------------------------------------
                                                             1 Year                      5 Years                      10 Years
                                                      --------------------        ---------------------         --------------------
                                     6-Month          w/o sales    w/sales        w/o sales     w/sales         w/o sales    w/sales
                                  Total Returns        charge      charge          charge       charge           charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ................       -11.62%           -10.52%         --          +12.61%          --            +8.49%         --
Investor A ...................       -11.69            -10.76      -15.44%         +12.33       +11.12%           +8.23       +7.64%
Investor B ...................       -12.08            -11.50      -14.90          +11.45       +11.19            +7.55       +7.55
Investor C ...................       -12.08            -11.49      -12.24          +11.46       +11.46            +7.38       +7.38
Class R ......................       -11.98            -11.29          --          +12.09           --            +7.99          --
Russell 1000 Value Index .....       - 5.42            - 5.38          --          +14.25           --            +7.40          --
S&P 500 Index ................       - 4.32            - 2.31          --          +12.04           --            +5.14          --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Manager waived a portion of its investment advisory fee. Without such a waiver, the Fund's performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on August 1, 2007 and held through January 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Portfolio Information

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Qwest Communications International Inc. .........................        5.1%
Unilever NV .....................................................        4.5
LSI Corp. .......................................................        4.0
Bristol-Myers Squibb Co. ........................................        3.9
Xerox Corp. .....................................................        3.9
JPMorgan Chase & Co. ............................................        3.5
American International Group, Inc. ..............................        3.4
Halliburton Co. .................................................        3.3
Time Warner, Inc. ...............................................        2.9
AT&T Inc. .......................................................        2.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
                                                                      Long-Term
Investment Criteria                                                  Investments
--------------------------------------------------------------------------------
Earnings Turnaround .............................................       41.4%
Operational Restructuring .......................................       18.2
Price-to-Earnings Per Share .....................................       16.8
Above-Average Yield .............................................       13.2
Price-to-Book ...................................................        6.1
Discount to Assets ..............................................        4.2
Special Situations ..............................................        0.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Diversified Telecommunication Services ..........................        9.6%
Diversified Financial Services ..................................        8.5
Insurance .......................................................        7.3
Pharmaceuticals .................................................        7.2
Oil, Gas & Consumable Fuels .....................................        7.0
--------------------------------------------------------------------------------
* For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         7

Schedule of Investments as of January 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Above-Average Yield -- 13.1%
-------------------------------------------------------------------------------
Capital Markets -- 2.2%
The Bank of New York Mellon Corp.                      130,146     $  6,068,708
-------------------------------------------------------------------------------
Chemicals -- 1.8%
The Dow Chemical Co.                                   129,400        5,002,604
-------------------------------------------------------------------------------
Communications Equipment -- 2.5%
Alcatel SA (b)                                       1,063,000        6,728,790
-------------------------------------------------------------------------------
Diversified Telecommunication
Services -- 2.8%
AT&T Inc.                                              198,200        7,628,718
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 1.2%
Mattel, Inc.                                           157,900        3,317,479
-------------------------------------------------------------------------------
Metals & Mining -- 1.0%
Freeport-McMoRan Copper & Gold, Inc.
  Class B                                               31,000        2,759,930
-------------------------------------------------------------------------------
Pharmaceuticals -- 1.6%
Wyeth                                                  108,700        4,326,260
-------------------------------------------------------------------------------
Total Above-Average Yield                                            35,832,489
===============================================================================

===============================================================================
Discount to Assets -- 4.2%
-------------------------------------------------------------------------------
Diversified Telecommunication
Services -- 1.7%
Verizon Communications, Inc.                           115,200        4,474,368
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 2.5%
Anadarko Petroleum Corp.                               117,100        6,860,889
-------------------------------------------------------------------------------
Total Discount to Assets                                             11,335,257
===============================================================================

===============================================================================
Earnings Turnaround -- 41.2%
-------------------------------------------------------------------------------
Capital Markets -- 2.6%
Morgan Stanley                                         143,600        7,098,148
-------------------------------------------------------------------------------
Computers & Peripherals -- 1.7%
International Business Machines Corp.                   42,300        4,540,482
-------------------------------------------------------------------------------
Diversified Financial Services -- 2.3%
Bank of America Corp.                                  141,901        6,293,309
-------------------------------------------------------------------------------
Energy Equipment & Services -- 5.2%
BJ Services Co.                                        245,600        5,341,800
Halliburton Co.                                        269,200        8,929,364
                                                                   ------------
                                                                     14,271,164
-------------------------------------------------------------------------------
Food Products -- 6.9%
Kraft Foods, Inc.                                      223,800        6,548,388
Unilever NV (b)                                        374,900       12,191,748
                                                                   ------------
                                                                     18,740,136
-------------------------------------------------------------------------------
Household Durables -- 1.5%
Centex Corp. (g)                                       143,000        3,972,540
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.6%
General Electric Co.                                   200,200        7,089,082
-------------------------------------------------------------------------------
Metals & Mining -- 1.6%
Alcoa, Inc.                                            134,900        4,465,190
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 2.5%
Exxon Mobil Corp.                                       61,000        5,270,400
Peabody Energy Corp.                                    30,200        1,631,404
                                                                   ------------
                                                                      6,901,804
-------------------------------------------------------------------------------
Pharmaceuticals -- 4.6%
Bristol-Myers Squibb Co.                               462,400       10,723,056
Schering-Plough Corp.                                   98,900        1,935,473
                                                                   ------------
                                                                     12,658,529
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 5.8%
LSI Corp. (d)                                        2,082,800       10,872,216
Micron Technology, Inc. (d)                            693,300        4,873,899
                                                                   ------------
                                                                     15,746,115
-------------------------------------------------------------------------------
Software -- 3.9%
Borland Software Corp. (d)                           2,448,900        6,122,250
Parametric Technology Corp. (d)                        269,300        4,429,985
                                                                   ------------
                                                                     10,552,235
-------------------------------------------------------------------------------
Total Earnings Turnaround                                           112,328,734
===============================================================================

===============================================================================
Financial Restructuring -- 0.0%
-------------------------------------------------------------------------------
Media -- 0.0%
Legacy Holdings, Inc. (d)                                1,500              600
-------------------------------------------------------------------------------
Total Financial Restructuring                                               600
===============================================================================

===============================================================================
Operational Restructuring -- 18.1%
-------------------------------------------------------------------------------
Aerospace & Defense -- 2.5%
Raytheon Co.                                           105,800        6,891,812
-------------------------------------------------------------------------------
Diversified Financial Services -- 3.5%
JPMorgan Chase & Co.                                   200,340        9,526,167
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.1%
Covidien Ltd.                                          127,150        5,674,704
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.3%
Tyco International Ltd.                                161,950        6,374,352
-------------------------------------------------------------------------------
Media -- 2.8%
Time Warner, Inc.                                      493,500        7,767,690
-------------------------------------------------------------------------------
Office Electronics -- 3.9%
Xerox Corp.                                            681,300       10,492,020
-------------------------------------------------------------------------------
Pharmaceuticals -- 1.0%
Johnson & Johnson                                       40,900        2,587,334
-------------------------------------------------------------------------------
Total Operational Restructuring                                      49,314,079
===============================================================================


===============================================================================
Price-to-Book -- 6.1%
-------------------------------------------------------------------------------
Diversified Financial Services -- 2.7%
Citigroup, Inc.                                        259,800        7,331,556
-------------------------------------------------------------------------------
Insurance -- 3.4%
American International Group, Inc.                     166,900        9,206,204
-------------------------------------------------------------------------------
Total Price-to-Book                                                  16,537,760
===============================================================================


8       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Price-to-Earnings Per Share -- 16.8%
-------------------------------------------------------------------------------
Diversified Telecommunication
Services -- 5.1%
Qwest Communications International Inc.              2,363,900     $ 13,899,752
-------------------------------------------------------------------------------
Health Care Providers & Services -- 0.7%
Cardinal Health, Inc.                                   32,300        1,872,431
-------------------------------------------------------------------------------
Insurance -- 3.9%
Prudential Financial, Inc.                              40,700        3,433,859
The Travelers Cos., Inc.                               145,745        7,010,335
                                                                   ------------
                                                                     10,444,194
-------------------------------------------------------------------------------
Media -- 2.1%
Walt Disney Co.                                        191,200        5,722,616
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.9%
Chevron Corp.                                           61,900        5,230,550
-------------------------------------------------------------------------------
Specialty Retail -- 2.0%
AnnTaylor Stores Corp. (d)                             221,200        5,563,180
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.1%
Phillips-Van Heusen Corp.                               68,800        2,899,232
-------------------------------------------------------------------------------
Total Price-to-Earnings Per Share                                    45,631,955
===============================================================================

===============================================================================
Special Situations -- 0.1%
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.1%
Patriot Coal Corp. (d)                                   7,960          316,410
-------------------------------------------------------------------------------
Total Special Situations                                                316,410
===============================================================================
Total Common Stocks
(Cost -- $262,443,198) -- 99.6%                                     271,297,284
===============================================================================

===============================================================================
                                                    Beneficial
Other Interests (a)                                   Interest         Value
===============================================================================
Financial Restructuring -- 0.0%
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.0%
WRT Energy Corp. (Litigation Trust
  Certificates) (f)                                 $1,981,437     $          0
-------------------------------------------------------------------------------
Total Other Interests
(Cost -- $202,416) -- 0.0%                                                    0
===============================================================================

===============================================================================
Short-Term Securities
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 4.49 % (c)(e)                   9,384,686        9,384,686
BlackRock Liquidity Series, LLC
  Money Market Series, 4.16% (c)(e)(h)               2,295,000        2,295,000
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $11,679,686) -- 4.3%                                        11,679,686
===============================================================================
Total Investments
(Cost -- $274,325,300*) -- 103.9%                                   282,976,970

Liabilities in Excess of Other Assets -- (3.9%)                     (10,610,972)
                                                                   ------------
Net Assets -- 100.0%                                               $272,365,998
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 274,662,065
                                                                  =============
      Gross unrealized appreciation ..........................    $  32,292,921
      Gross unrealized depreciation ..........................      (23,978,016)
                                                                  -------------
      Net unrealized appreciation ............................    $   8,314,905
                                                                  =============

(a) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $  3,064,395       $233,774
      BlackRock Liquidity Series, LLC
        Money Market Series                     $(48,037,100)      $ 19,880
      --------------------------------------------------------------------------

(d)   Non-income producing security.
(e)   Rate shown is the effective yield as of January 31, 2008.
(f) Restricted security as to resale, representing 0.0% of net assets, was as follows:

      --------------------------------------------------------------------------
                                            Acquisition
      Issue                                    Date           Cost         Value
      --------------------------------------------------------------------------
      WRT Energy Corp.
        (Litigation Trust Certificates)     7/10/1997       $202,416        $0
      --------------------------------------------------------------------------

(g)   Security, or a portion of security, is on loan.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         9

Statement of Assets and Liabilities

As of January 31, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $2,361,300)
  (identified cost -- $262,645,614) .......................................................................           $ 271,297,284
Investments at value -- affiliated (identified cost -- $11,679,686) .......................................              11,679,686
Investments sold receivable ...............................................................................               5,641,969
Dividends receivable ......................................................................................                 587,494
Capital shares sold receivable ............................................................................                  45,536
Securities lending income receivable ......................................................................                  18,146
Prepaid expenses ..........................................................................................                 831,701
                                                                                                                      -------------
Total assets ..............................................................................................             290,101,816
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral received at value -- securities loaned .........................................................               2,295,000
Investments purchased payable .............................................................................              13,671,171
Capital shares redeemed payable ...........................................................................               1,417,968
Investment advisory fees payable ..........................................................................                 172,905
Other affiliates ..........................................................................................                  64,295
Service and distribution fees payable .....................................................................                  50,971
Accrued expenses and other liabilities ....................................................................                  63,508
                                                                                                                      -------------
Total liabilities .........................................................................................              17,735,818
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets ................................................................................................           $ 272,365,998
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.10 par value, 50,000,000 shares authorized ........................           $   1,124,514
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..........................                 919,173
Investor B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..........................                 123,514
Investor C Shares of Common Stock, $.10 par value, 50,000,000 shares authorized ...........................                 200,247
Class R Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .............................                   7,881
Paid-in capital in excess of par ..........................................................................             262,547,896
Undistributed net investment income .......................................................................                 614,950
Accumulated net realized loss .............................................................................              (1,823,847)
Net unrealized appreciation ...............................................................................               8,651,670
                                                                                                                      -------------
Net Assets ................................................................................................           $ 272,365,998
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $131,951,280 and 11,245,135 shares outstanding ....................           $       11.73
                                                                                                                      =============
Investor A -- Based on net assets of $106,606,918 and 9,191,726 shares outstanding ........................           $       11.60
                                                                                                                      =============
Investor B -- Based on net assets of $12,848,236 and 1,235,142 shares outstanding .........................           $       10.40
                                                                                                                      =============
Investor C -- Based on net assets of $20,124,033 and 2,002,472 shares outstanding .........................           $       10.05
                                                                                                                      =============
Class R -- Based on net assets of $835,531 and 78,805 shares outstanding ..................................           $       10.60
                                                                                                                      =============

See Notes to Financial Statements.


10       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Statement of Operations

For the Six Months Ended January 31, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $23,205 foreign withholding tax) ................................................................    $  3,277,296
Interest from affiliates ..........................................................................................         233,774
Securities lending ................................................................................................          19,880
                                                                                                                       ------------
Total income ......................................................................................................       3,530,950
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ...............................................................................................       1,593,661
Service fees -- Investor A ........................................................................................         156,589
Service and distribution fees -- Investor C .......................................................................         118,194
Transfer agent -- Investor A ......................................................................................          97,408
Service and distribution fees -- Investor B .......................................................................          82,460
Accounting services ...............................................................................................          65,909
Transfer agent -- Institutional ...................................................................................          49,232
Audit and legal ...................................................................................................          35,881
Printing ..........................................................................................................          32,656
Registration ......................................................................................................          30,413
Transfer agent -- Investor B ......................................................................................          25,338
Transfer agent -- Investor C ......................................................................................          24,374
Custodian .........................................................................................................          13,348
Directors .........................................................................................................          13,199
Transfer agent -- Class R .........................................................................................           3,606
Service and distribution fees -- Class R ..........................................................................           2,254
Pricing ...........................................................................................................             598
Miscellaneous .....................................................................................................          17,748
                                                                                                                       ------------
Total expenses before waiver ......................................................................................       2,362,868
Less investment advisory fees waived ..............................................................................        (398,415)
                                                                                                                       ------------
Total expenses after waiver .......................................................................................       1,964,453
                                                                                                                       ------------
Net investment income .............................................................................................       1,566,497
                                                                                                                       ------------
===================================================================================================================================
Net Realized & Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
    Investments ...................................................................................................       9,969,783
    Options written ...............................................................................................          91,992
                                                                                                                       ------------
                                                                                                                         10,061,775
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
    Investments ...................................................................................................     (49,810,221)
    Options written ...............................................................................................         221,007
                                                                                                                       ------------
                                                                                                                        (49,589,214)
                                                                                                                       ------------

Total net realized and unrealized loss ............................................................................     (39,527,439)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ..............................................................    $(37,960,942)
                                                                                                                       ============

See Notes to Financial Statements.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         11

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                     Months Ended        For the
                                                                                                      January 31,       Year Ended
                                                                                                         2008            July 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   1,566,497     $   3,016,033
Net realized gain ..............................................................................       10,061,775        39,621,413
Change in net unrealized appreciation/depreciation .............................................      (49,589,214)       10,559,375
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (37,960,942)       53,196,821
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................       (1,722,006)       (1,957,773)
    Investor A .................................................................................       (1,044,380)       (1,141,424)
    Investor B .................................................................................               --            (6,674)
    Investor C .................................................................................          (39,481)          (16,998)
    Class R ....................................................................................           (4,812)           (3,740)
Net realized gains:
    Institutional ..............................................................................      (21,229,910)      (15,804,834)
    Investor A .................................................................................      (17,601,667)      (12,916,921)
    Investor B .................................................................................       (2,543,437)       (2,615,218)
    Investor C .................................................................................       (3,805,100)       (2,686,481)
    Class R ....................................................................................         (139,186)          (59,584)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..............      (48,129,979)      (37,209,647)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..................       15,881,388        (8,579,280)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................      (70,209,533)        7,407,894
Beginning of period ............................................................................      342,575,531       335,167,637
                                                                                                    -------------------------------
End of period ..................................................................................    $ 272,365,998     $ 342,575,531
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $     614,950     $   1,859,132
                                                                                                    ===============================

See Notes to Financial Statements.


12       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Financial Highlights

                                                                             Institutional
                                           -----------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended
                                           January 31,                      For the Year Ended July 31,
                                               2008        -------------------------------------------------------------------
                                            (Unaudited)       2007           2006           2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   15.47      $   14.84      $   14.27      $   12.16     $   10.36     $    8.60
                                            ----------------------------------------------------------------------------------
Net investment income1 .................          .09            .17            .12            .07           .04            -- 2
Net realized and unrealized gain (loss)         (1.66)          2.15            .99           2.04          1.76          1.76
                                            ----------------------------------------------------------------------------------
Total from investment operations .......        (1.57)          2.32           1.11           2.11          1.80          1.76
                                            ----------------------------------------------------------------------------------
Less dividends and distributions from:
    Net investment income ..............         (.16)          (.18)          (.06)            --            --            --
    Net realized gains .................        (2.01)         (1.51)          (.48)            --            --            --
                                            ----------------------------------------------------------------------------------
Total dividends and distributions ......        (2.17)         (1.69)          (.54)            --            --            --
                                            ----------------------------------------------------------------------------------
Net asset value, end of period .........    $   11.73      $   15.47      $   14.84      $   14.27     $   12.16     $   10.36
                                            ==================================================================================
==============================================================================================================================
Total Investment Return3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............       (11.62%)4       16.67%          8.06%         17.35%        17.37%        20.47%
                                            ==================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................          .97% 5         .97%          1.01%          1.01%         1.09%         1.17%
                                            ==================================================================================
Expenses ...............................         1.22% 5        1.22%          1.26%          1.26%         1.26%         1.32%
                                            ==================================================================================
Net investment income ..................         1.24% 5        1.10%           .83%           .52%          .33%          .02%
                                            ==================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 131,951      $ 162,915      $ 158,175      $ 173,121     $ 172,024     $ 161,723
                                            ==================================================================================
Portfolio turnover .....................           56%            65%           100%            72%           92%           55%
                                            ==================================================================================

1     Based on average shares outstanding.
2     Amount is less than $.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         13

                                                                             Investor A
                                           -----------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended
                                           January 31,                      For the Year Ended July 31,
                                               2008        -------------------------------------------------------------------
                                            (Unaudited)       2007           2006           2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   15.29      $   14.68      $   14.12      $   12.06     $   10.30     $    8.58
                                            ----------------------------------------------------------------------------------
Net investment income (loss)1 ..........          .06            .13            .08            .04           .01          (.02)
Net realized and unrealized gain (loss)         (1.62)          2.12            .98           2.02          1.75          1.74
                                            ----------------------------------------------------------------------------------
Total from investment operations .......        (1.56)          2.25           1.06           2.06          1.76          1.72
                                            ----------------------------------------------------------------------------------
Less dividends and distributions from:
    Net investment income ..............         (.12)          (.13)          (.02)            --            --            --
    Net realized gains .................        (2.01)         (1.51)          (.48)            --            --            --
                                            ----------------------------------------------------------------------------------
Total dividends and distributions ......        (2.13)         (1.64)          (.50)            --            --            --
                                            ----------------------------------------------------------------------------------
Net asset value, end of period .........    $   11.60      $   15.29      $   14.68      $   14.12     $   12.06     $   10.30
                                            ==================================================================================
==============================================================================================================================
Total Investment Return2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............       (11.69%)3       16.30%          7.79%         17.08%        17.09%        20.05%
                                            ==================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         1.27% 4        1.24%          1.26%          1.26%         1.34%         1.42%
                                            ==================================================================================
Expenses ...............................         1.52% 4        1.49%          1.51%          1.51%         1.51%         1.57%
                                            ==================================================================================
Net investment income (loss) ...........          .94% 4         .83%           .58%           .27%          .08%         (.23%)
                                            ==================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 106,607      $ 134,585      $ 126,028      $ 135,696     $ 136,688     $ 120,193
                                            ==================================================================================
Portfolio turnover .....................           56%            65%           100%            72%           92%           55%
                                            ==================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


14       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

                                                                               Investor B
                                           -----------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended
                                           January 31,                      For the Year Ended July 31,
                                               2008        -------------------------------------------------------------------
                                            (Unaudited)       2007           2006           2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   13.86      $   13.37      $   12.98      $   11.17     $    9.62     $    8.07
                                            ----------------------------------------------------------------------------------
Net investment income(loss)1 ...........          .01            .01           (.03)          (.06)         (.08)         (.09)
Net realized and unrealized gain (loss)         (1.47)          1.92            .90           1.87          1.63          1.64
                                            ----------------------------------------------------------------------------------
Total from investment operations .......        (1.46)          1.93            .87           1.81          1.55          1.55
                                            ----------------------------------------------------------------------------------
Less dividends and distributions from:
    Net investment income ..............           --             -- 2           --             --            --            --
    Net realized gains .................        (2.00)         (1.44)          (.48)            --            --            --
                                            ----------------------------------------------------------------------------------
Total dividends and distributions ......        (2.00)         (1.44)          (.48)            --            --            --
                                            ----------------------------------------------------------------------------------
Net asset value, end of period .........    $   10.40      $   13.86      $   13.37      $   12.98     $   11.17     $    9.62
                                            ==================================================================================
==============================================================================================================================
Total Investment Return3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............       (12.08%)4       15.37%          6.97%         16.20%        16.11%        19.21%
                                            ==================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         2.09% 5        2.03%          2.03%          2.03%         2.11%         2.20%
                                            ==================================================================================
Expenses ...............................         2.34% 5        2.28%          2.28%          2.28%         2.27%         2.35%
                                            ==================================================================================
Net investment income (loss) ...........          .11% 5         .07%          (.21%)         (.50%)        (.70%)       (1.02%)
                                            ==================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  12,848      $  19,000      $  26,537      $  42,351     $  57,812     $  67,382
                                            ==================================================================================
Portfolio turnover .....................           56%            65%           100%            72%           92%           55%
                                            ==================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(.01) per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         15

                                                                               Investor C
                                           -----------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended
                                           January 31,                      For the Year Ended July 31,
                                               2008        -------------------------------------------------------------------
                                            (Unaudited)       2007           2006           2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   13.49      $   13.07      $   12.71      $   10.94     $    9.42     $    7.90
                                            ----------------------------------------------------------------------------------
Net investment income(loss)1 ...........          .01            .01           (.03)          (.06)         (.08)         (.08)
Net realized and unrealized gain (loss)         (1.42)          1.90            .87           1.83          1.60          1.60
                                            ----------------------------------------------------------------------------------
Total from investment operations .......        (1.41)          1.91            .84           1.77          1.52          1.52
                                            ----------------------------------------------------------------------------------
Less dividends and distributions from:
    Net investment income ..............         (.02)          (.01)            --             --            --            --
    Net realized gains .................        (2.01)         (1.48)          (.48)            --            --            --
                                            ----------------------------------------------------------------------------------
Total dividends and distributions ......        (2.03)         (1.49)          (.48)            --            --            --
                                            ----------------------------------------------------------------------------------
Net asset value, end of period .........    $   10.05      $   13.49      $   13.07      $   12.71     $   10.94     $    9.42
                                            ==================================================================================
==============================================================================================================================
Total Investment Return2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............       (12.08%)3       15.50%          6.88%         16.18%        16.14%        19.24%
                                            ==================================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         2.04% 4        2.01%          2.03%          2.04%         2.12%         2.21%
                                            ==================================================================================
Expenses ...............................         2.29% 4        2.26%          2.28%          2.29%         2.28%         2.36%
                                            ==================================================================================
Net investment income (loss) ...........          .17% 4         .06%          (.21%)         (.50%)        (.70%)       (1.02%)
                                            ==================================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  20,124      $  25,334      $  23,819      $  31,391     $  34,179     $  31,492
                                            ==================================================================================
Portfolio turnover .....................           56%            65%           100%            72%           92%           55%
                                            ==================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


16       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Financial Highlights (concluded)

                                                                                    Class R
                                               ---------------------------------------------------------------------------------
                                               For the Six                                                        For the Period
                                               Months Ended                                                         January 3,
                                               January 31,                For the Year Ended July 31,                  2003 1
                                                   2008       -------------------------------------------------     to July 31,
                                                (Unaudited)      2007         2006          2005         2004          2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  14.15      $  13.71      $  13.23      $  11.33     $   9.71      $   8.67
                                                --------------------------------------------------------------------------------
Net investment income (loss)2 ..............         .02           .06           .05            -- 3         -- 4         .04
Net realized and unrealized gain (loss) ....       (1.49)         1.98           .91          1.90         1.62          1.00
                                                --------------------------------------------------------------------------------
Total from investment operations ...........       (1.47)         2.04           .96          1.90         1.62          1.04
                                                --------------------------------------------------------------------------------
Less dividends and distributions from:
    Net investment income ..................        (.07)         (.09)           -- 4          --           --            --
    Net realized gains .....................       (2.01)        (1.51)         (.48)           --           --            --
                                                --------------------------------------------------------------------------------
Total dividends and distributions ..........       (2.08)        (1.60)         (.48)           --           --            --
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.60      $  14.15      $  13.71      $  13.23     $  11.33      $   9.71
                                                ================================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................      (11.98%)5      15.85%         7.56%        16.77%       16.68%        12.00% 5
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ....................        1.84% 6       1.65%         1.51%        1.51%         1.57%         1.67% 6
                                                ================================================================================
Expenses ...................................        2.09% 6       1.90%         1.76%        1.76%         1.75%         1.82% 6
                                                ================================================================================
Net investment income (loss) ...............         .35% 6        .43%          .34%         .03%         (.05%)        (.27%)6
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...    $    836      $    741      $    609      $    513     $    389      $     -- 7
                                                ================================================================================
Portfolio turnover .........................          56%           65%          100%          72%           92%           55%
                                                ================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $.01 per share.
4     Amount is less than $(.01) per share.
5     Aggregate total investment return.
6     Annualized.
7     Amount is less than $1,000.

See Notes to Financial Statements.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Focus Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Fund's Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter ("OTC") options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Short-term securities may be valued at amortized cost.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in price of the underlying security, or if the counterparty does not perform under the contract.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.


18       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective January 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended July 31, 2004 through July 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund's yield may increase. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock Inc., to provide investment advisory and administration services. The Fund also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Class R Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         19

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 1.00% of the average daily value of the Fund's net assets. The Manager contractually agreed to waive .25% of its fee resulting in an annual fee equal to .75% of the average daily value of the Fund's net assets. This contractual waiver agreement has a one-year term and is automatically renewable year to year unless terminated by the Manager. For the six months ended January 31, 2008, the Manager earned fees of $1,593,661, of which $398,415 was waived.

In addition, the Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Manager. For the six months ended January 31, 2008, the Fund reimbursed the Manager $2,670 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee            Fee
--------------------------------------------------------------------------------
Investor A ......................................        .25%             --
Investor B ......................................        .25%            .75%
Investor C ......................................        .25%            .75%
Class R .........................................        .25%            .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder services to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and the broker-dealers for providing distribution-related servicing to Investor B, Investor C and Class R shareholders.

For the six months ended January 31, 2008, the Distributor earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $2,055.

For the six months ended January 31, 2008, affiliates received contingent deferred sales charges of $7,252 and $1,251 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $2 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2008, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional ..................................................        $900
Investor A .....................................................        $856
Investor B .....................................................        $184
Investor C .....................................................        $156
Class R ........................................................        $  6
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended January 31, 2008, BIM received $5,049 in securities lending agent fees.

In addition, MLPF&S received $15,572 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


20       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2008 were $173,152,638 and $199,444,220, respectively.

Transactions in options written for the six months ended January 31, 2008 were as follows:

-------------------------------------------------------------------------------
                                                      Number of      Premiums
                                                      Contracts      Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ..........................         2,000     $    238,993
Options closed .................................        (2,000)        (238,993)
                                                    ---------------------------
Outstanding call options written, end of period             --     $         --
                                                    ===========================

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended January 31, 2008                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       211,468     $  2,912,133
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................     1,519,450       20,500,508
                                                    ---------------------------
Total issued ...................................     1,730,918       23,412,641
Shares redeemed ................................    (1,016,899)     (13,344,444)
                                                    ---------------------------
Net increase ...................................       714,019     $ 10,068,197
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended July 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       303,548     $  4,636,786
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................     1,081,848       15,590,409
                                                    ---------------------------
Total issued ...................................     1,385,396       20,227,195
Shares redeemed ................................    (1,511,666)     (23,239,218)
                                                    ---------------------------
Net decrease ...................................      (126,270)    $ (3,012,023)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended January 31, 2008                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares .       435,621     $  5,788,763
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................     1,255,373       16,751,967
                                                    ---------------------------
Total issued ...................................     1,690,994       22,540,730
Shares redeemed ................................    (1,299,420)     (17,003,949)
                                                    ---------------------------
Net increase ...................................       391,574     $  5,536,781
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended July 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................     1,233,055     $ 18,828,988
Automatic conversion of shares .................        56,030          831,988
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       876,677       12,509,924
                                                    ---------------------------
Total issued ...................................     2,165,762       32,170,900
Shares redeemed ................................    (1,952,723)     (29,649,811)
                                                    ---------------------------
Net increase ...................................       213,039     $  2,521,089
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended January 31, 2008                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................        25,803     $    318,444
Shares issued to shareholders in reinvestment
  of distributions .............................       183,477        2,205,664
                                                    ---------------------------
Total issued ...................................       209,280        2,524,108
Shares redeemed and automatic conversion
  of shares ....................................      (344,517)      (4,161,829)
                                                    ---------------------------
Net decrease ...................................      (135,237)    $ (1,637,721)
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended July 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       198,734     $  2,711,938
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       177,687        2,306,819
                                                    ---------------------------
Total issued ...................................       376,421        5,018,757
                                                    ---------------------------
Automatic conversion of shares .................       (61,569)        (831,988)
Shares redeemed ................................      (929,661)     (12,931,964)
                                                    ---------------------------
Total redeemed .................................      (991,230)     (13,763,952)
                                                    ---------------------------
Net decrease ...................................      (614,809)    $ (8,745,195)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended January 31, 2008                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       135,936     $  1,616,728
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       290,678        3,375,976
                                                    ---------------------------
Total issued. ..................................       426,614        4,992,704
Shares redeemed ................................      (302,306)      (3,438,256)
                                                    ---------------------------
Net increase ...................................       124,308     $  1,554,448
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended July 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       220,524     $  2,964,264
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       186,970        2,363,804
                                                    ---------------------------
Total issued ...................................       407,494        5,328,068
Shares redeemed ................................      (351,168)      (4,760,440)
                                                    ---------------------------
Net increase ...................................        56,326     $    567,628
                                                    ===========================


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         21

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended January 31, 2008                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................        33,271     $    440,122
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        11,795          143,996
                                                    ---------------------------
Total issued ...................................        45,066          584,118
Shares redeemed ................................       (18,649)        (224,435)
                                                    ---------------------------
Net increase ...................................        26,417     $    359,683
                                                    ===========================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended July 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................        72,257     $  1,026,061
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................         4,777           63,326
                                                    ---------------------------
Total issued ...................................        77,034        1,089,387
Shares redeemed ................................       (69,074)      (1,000,166)
                                                    ---------------------------
Net increase ...................................         7,960     $     89,221
                                                    ===========================

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of ..06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended January 31, 2008.


22       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Proxy Results

During the six-month period ended January 31, 2008, the shareholders of BlackRock Focus Value Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------
                                                                     Shares Voted     Shares Withheld
                                                                         For            From Voting
-----------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:   James H. Bodurtha           17,074,570          481,208
                                          Bruce R. Bond               17,074,801          480,977
                                          Donald W. Burton            17,074,869          480,909
                                          Richard S. Davis            17,069,454          486,324
                                          Stuart E. Eizenstat         17,073,877          481,901
                                          Laurence D. Fink            17,069,806          485,972
                                          Kenneth A. Froot            17,074,875          480,903
                                          Henry Gabbay                17,071,682          484,096
                                          Robert M. Hernandez         17,056,271          499,507
                                          John F. O'Brien             17,073,877          481,901
                                          Roberta Cooper Ramo         17,074,875          480,903
                                          Jean Margo Reid             17,074,875          480,903
                                          David H. Walsh              17,075,334          480,444
                                          Fred G. Weiss               17,075,334          480,444
                                          Richard R. West             17,075,334          480,444
-----------------------------------------------------------------------------------------------------

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O'Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         23

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


24       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008         25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


26       BLACKROCK FOCUS VALUE FUND, INC.              JANUARY 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Focus Value Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10263-1/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Focus Value Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Focus Value Fund, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Focus Value Fund, Inc.

Date: March 24, 2008